Contract Liabilities - Summary of Contract Liabilities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of contract liabilities [Abstract]
Unredeemed credits under the frequent flyer award programs	[1]	¥ 1,459	¥ 1,451
Others		83	62
Total		¥ 1,542	¥ 1,513

[1]	As at December 31, 2021, unredeemed credits under the frequent flyer award programs represent the aggregated amounts of the transaction price allocated to the remaining performance obligation, which is expected to be recognized as revenue in the future when the customers obtain control of the goods or services. Movement of unredeemed credits under the frequent flyer award programs is set out below: